Point Bridge GOP Stock Tracker ETF
Schedule of Investments
March 31, 2021 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.9%
	Aerospace/Defense - 3.4%
358	General Dynamics Corporation	$64,998
185	Lockheed Martin Corporation	68,357
209	Northrop Grumman Corporation	67,641
803	Raytheon Technologies Corporation	62,048
101	TransDigm Group, Inc. (a)	59,380
		322,424
	Agriculture - 0.7%
1,296	Altria Group, Inc.	66,303
	Apparel - 0.6%
3,081	Hanesbrands, Inc.	60,603
	Auto Manufacturers - 0.6%
650	PACCAR, Inc.	60,398
	Banks - 7.7%
1,663	Bank of America Corporation	64,341
888	Comerica, Inc.	63,705
1,614	Fifth Third Bancorp	60,444
181	Goldman Sachs Group, Inc.	59,187
3,777	Huntington Bancshares, Inc.	59,374
2,963	KeyCorp	59,201
748	Morgan Stanley	58,090
348	PNC Financial Services Group, Inc.	61,043
2,886	Regions Financial Corporation	59,625
1,053	Truist Financial Corporation	61,411
1,155	U.S. Bancorp	63,883
1,069	Zions Bancorporation	58,752
		729,056
	Beverages - 0.7%
1,352	Molson Coors Brewing Company - Class B (a)	69,155
	Biotechnology - 0.7%
1,346	Corteva, Inc.	62,751
	Building Materials - 1.3%
1,021	Johnson Controls International plc - ADR	60,923
1,109	Masco Corporation	66,429
		127,352
	Chemicals - 3.9%
1,281	CF Industries Holdings, Inc.	58,132
981	Dow, Inc.	62,725
537	Eastman Chemical Company	59,134
581	LyondellBasell Industries NV - Class A - ADR	60,453
434	PPG Industries, Inc.	65,213
89	Sherwin-Williams Company	65,683
		371,340
	Commercial Services - 2.0%
176	Cintas Corporation	60,070
712	Quanta Services, Inc.	62,642
1,909	Rollins, Inc.	65,708
		188,420

	Computers - 0.7%
822	Seagate Technology plc - ADR	63,088
	Distribution/Wholesale - 2.7%
573	Copart, Inc. (a)	62,234
1,337	Fastenal Company	67,224
1,468	LKQ Corporation (a)	62,140
159	W.W. Grainger, Inc.	63,748
		255,346
	Diversified Financial Services - 2.6%
933	Charles Schwab Corporation	60,813
2,188	Franklin Resources, Inc.	64,765
546	Intercontinental Exchange, Inc.	60,977
2,454	Invesco, Ltd. - ADR	61,890
		248,445
	Electric - 8.3%
816	Ameren Corporation	66,390
778	American Electric Power Company, Inc.	65,896
1,096	CMS Energy Corporation	67,097
857	Dominion Energy, Inc.	65,098
690	Duke Energy Corporation	66,606
658	Entergy Corporation	65,451
1,093	Evergy, Inc.	65,066
1,806	FirstEnergy Corporation	62,650
833	NextEra Energy, Inc.	62,983
805	Pinnacle West Capital Corporation	65,487
2,276	PPL Corporation	65,640
1,054	Southern Company	65,517
		783,881
	Electrical Components & Equipment - 0.6%
684	Emerson Electric Company	61,710
	Electronics - 2.1%
984	Amphenol Corporation - Class A	64,914
294	Honeywell International, Inc.	63,819
234	Waters Corporation (a)	66,496
		195,229
	Entertainment - 0.5%
483	Penn National Gaming, Inc. (a)	50,638
	Environmental Control - 0.7%
1,060	Pentair plc - ADR	66,059
	Food - 1.3%
519	J.M. Smucker Company	65,669
756	Sysco Corporation	59,528
		125,197
	Forest Products & Paper - 0.7%
1,167	International Paper Company	63,100
	Gas - 1.4%
689	Atmos Energy Corporation	68,107
2,797	NiSource, Inc.	67,436
		135,543
	Hand/Machine Tools - 0.7%
331	Stanley Black & Decker, Inc.	66,091
	Healthcare-Products - 3.4%
540	Abbott Laboratories	64,713

1,624	Boston Scientific Corporation (a)	62,768
167	Cooper Companies, Inc.	64,143
340	ResMed, Inc.	65,967
387	Zimmer Biomet Holdings, Inc.	61,951
		319,542
	Home Builders - 1.5%
782	DR Horton, Inc.	69,692
15	NVR, Inc. (a)	70,664
		140,356
	Home Furnishings - 1.3%
1,283	Leggett & Platt, Inc.	58,569
303	Whirlpool Corporation	66,766
		125,335
	Insurance - 4.6%
1,216	Aflac, Inc.	62,235
545	Allstate Corporation	62,620
242	Berkshire Hathaway, Inc. - Class B (a)	61,824
587	Cincinnati Financial Corporation	60,514
1,033	MetLife, Inc.	62,796
402	Travelers Companies, Inc.	60,461
824	W.R. Berkley Corporation	62,088
		432,538
	Iron/Steel - 0.8%
905	Nucor Corporation	72,644
	Lodging - 1.3%
1,010	Las Vegas Sands Corporation (a)	61,368
461	Wynn Resorts, Ltd. (a)	57,795
		119,163
	Machinery-Construction & Mining - 0.7%
276	Caterpillar, Inc.	63,996
	Machinery-Diversified - 2.7%
171	Deere & Company	63,978
1,271	Ingersoll Rand, Inc. (a)	62,546
237	Rockwell Automation, Inc.	62,909
807	Westinghouse Air Brake Technologies Corporation	63,882
		253,315
	Media - 0.7%
101	Charter Communications, Inc. - Class A (a)	62,319
	Mining - 0.6%
1,686	Freeport-McMoRan, Inc. (a)	55,520
	Miscellaneous Manufacturing - 3.4%
449	Eaton Corporation plc - ADR	62,088
5,016	General Electric Company	65,860
292	Illinois Tool Works, Inc.	64,684
201	Parker-Hannifin Corporation	63,401
1,146	Textron, Inc.	64,268
		320,301
	Oil & Gas - 9.8%
2,972	APA Corporation	53,199
3,355	Cabot Oil & Gas Corporation	63,007
566	Chevron Corporation	59,311
1,066	ConocoPhillips	56,466
2,602	Devon Energy Corporation	56,854
770	Diamondback Energy, Inc.	56,587

842	EOG Resources, Inc.	61,070
1,018	Exxon Mobil Corporation	56,835
871	Hess Corporation	61,632
1,538	HollyFrontier Corporation	55,030
5,171	Marathon Oil Corporation	55,226
1,093	Marathon Petroleum Corporation	58,465
2,060	Occidental Petroleum Corporation	54,837
712	Phillips 66	58,056
381	Pioneer Natural Resources Company	60,510
766	Valero Energy Corporation	54,846
		921,931
	Oil & Gas Services - 0.6%
2,627	Halliburton Company	56,375
	Packaging & Containers - 0.7%
1,224	WestRock Company	63,709
	Pharmaceuticals - 2.7%
1,099	Cardinal Health, Inc.	66,764
259	Cigna Corporation	62,611
304	Eli Lilly & Company	56,793
336	McKesson Corporation	65,534
		251,702
	Pipelines - 1.3%
1,223	ONEOK, Inc.	61,957
2,635	Williams Companies, Inc.	62,423
		124,380

	Real Estate - 2.6%
385	Alexandria Real Estate Equities, Inc.	63,255
1,548	Duke Realty Corporation	64,908
1,287	Vornado Realty Trust	58,417
1,756	Weyerhaeuser Company	62,514
		249,094
	Retail - 8.4%
351	Advance Auto Parts, Inc.	64,405
49	AutoZone, Inc. (a)	68,811
580	Dollar Tree, Inc. (a)	66,387
174	Domino’s Pizza, Inc.	63,995
551	Genuine Parts Company	63,690
230	Home Depot, Inc.	70,207
1,038	L Brands, Inc. (a)	64,211
367	Lowe’s Companies, Inc.	69,796
297	McDonald’s Corporation	66,570
369	Tractor Supply Company	65,343
470	Walmart, Inc.	63,840
601	Yum! Brands, Inc.	65,016
		792,271
	Semiconductors - 0.7%
427	Microchip Technology, Inc.	66,279
	Shipbuilding - 0.7%
323	Huntington Ingalls Industries, Inc.	66,490
	Telecommunications - 2.0%
2,116	AT&T, Inc.	64,051
4,497	Lumen Technologies, Inc.	60,035
352	Motorola Solutions, Inc.	66,194
		190,280
	Textiles - 0.7%
334	Mohawk Industries, Inc. (a)	64,232
	Transportation - 4.8%
657	CH Robinson Worldwide, Inc.	62,698
672	CSX Corporation	64,794
233	FedEx Corporation	66,181
241	Norfolk Southern Corporation	64,713
270	Old Dominion Freight Line, Inc.	64,911
294	Union Pacific Corporation	64,801
376	United Parcel Service, Inc. - Class B	63,916
		452,014
	TOTAL COMMON STOCKS (Cost $7,658,989)	9,435,915

	SHORT-TERM INVESTMENTS - 0.0% (b)
3,841	First American Government Obligations Fund, Class X, 0.04% (c)	3,841
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,841)	3,841
	TOTAL INVESTMENTS - 99.9% (Cost $7,662,830)	9,439,756
	Other Assets in Excess of Liabilities - 0.1%	6,938
	NET ASSETS - 100.0%	$9,446,694

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	Rate shown is the annualized seven-day yield as of March 31, 2021.

Summary of Fair Value Disclosure at March 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$9,435,915	$-	$-	$9,435,915
Short-Term Investments	3,841	-	-	3,841
Total Investments in Securities	$9,439,756	$-	$-	$9,439,756
^See Schedule of Investments for breakout of investments by industry.
For the period ended March 31, 2021, the Fund did not recognize any transfers to or from Level 3.